PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 97.2%
Common Stocks
Aerospace & Defense 7.9%
Airbus SE (France)	46,638	$9,756,705
General Electric Co.	23,951	6,164,748
Northrop Grumman Corp.(a)	11,197	5,598,276
		21,519,729
Automobiles 2.7%
General Motors Co.	148,041	7,285,098
Banks 12.8%
Bank of America Corp.	134,874	6,382,238
JPMorgan Chase & Co.	47,229	13,692,159
M&T Bank Corp.(a)	35,968	6,977,432
PNC Financial Services Group, Inc. (The)	42,637	7,948,390
		35,000,219
Biotechnology 2.0%
AbbVie, Inc.	29,321	5,442,564
Broadline Retail 2.5%
Amazon.com, Inc.*	31,478	6,905,958
Capital Markets 4.0%
Blackstone, Inc.	25,756	3,852,583
Goldman Sachs Group, Inc. (The)	9,819	6,949,397
		10,801,980
Chemicals 2.9%
Linde PLC	17,197	8,068,488
Consumer Staples Distribution & Retail 4.7%
Walmart, Inc.	132,091	12,915,858
Ground Transportation 3.3%
Union Pacific Corp.	39,588	9,108,407
Health Care Providers & Services 2.8%
CVS Health Corp.	109,612	7,561,036
Household Durables 3.5%
Toll Brothers, Inc.	84,034	9,590,800
Industrial Conglomerates 3.3%
3M Co.(a)	59,890	9,117,654
Insurance 5.3%
Chubb Ltd.	17,313	5,015,922
MetLife, Inc.	116,375	9,358,878
		14,374,800
Interactive Media & Services 4.1%
Meta Platforms, Inc. (Class A Stock)	15,026	11,090,540

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 6.5%
CenterPoint Energy, Inc.	149,458	$5,491,087
NiSource, Inc.	307,318	12,397,208
		17,888,295
Oil, Gas & Consumable Fuels 9.6%
Cheniere Energy, Inc.	28,577	6,959,071
Exxon Mobil Corp.(a)	98,100	10,575,180
Shell PLC, ADR	121,898	8,582,838
		26,117,089
Pharmaceuticals 5.2%
AstraZeneca PLC (United Kingdom), ADR	75,394	5,268,533
Eli Lilly & Co.	6,568	5,119,953
Roche Holding AG, ADR(a)	93,330	3,804,131
		14,192,617
Semiconductors & Semiconductor Equipment 3.8%
Broadcom, Inc.	13,136	3,620,938
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	29,708	6,728,565
		10,349,503
Software 8.7%
Microsoft Corp.	17,442	8,675,825
Oracle Corp.	36,997	8,088,654
Salesforce, Inc.	25,504	6,954,686
		23,719,165
Technology Hardware, Storage & Peripherals 1.6%
Dell Technologies, Inc. (Class C Stock)	35,233	4,319,566

Total Long-Term Investments (cost $182,831,387)		265,369,366

Short-Term Investments 15.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	7,905,905	7,905,905
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $33,601,656; includes $33,523,092 of cash collateral for securities on loan)(b)(wb)	33,625,408	33,601,871

Total Short-Term Investments (cost $41,507,561)		41,507,776

TOTAL INVESTMENTS 112.4% (cost $224,338,948)		306,877,142
Liabilities in excess of other assets (12.4)%		(33,833,019)

Net Assets 100.0%		$273,044,123

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,762,414; cash collateral of $33,523,092 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3